EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 12. EMPLOYEE BENEFIT PLANS

We maintain a deferred savings plan covering substantially all of our employees that qualified under Section 401(k) of the Internal Revenue Code. Our deferred savings plan has an employer matching contribution of 100% of the first 3% and 50% of the next 2% of an employee’s eligible earnings, which vests immediately. We paid employer contributions of approximately $0.6 million and $0.5 million during the three months ended September 30, 2014 and 2013, respectively. We paid employer contributions of approximately $1.5 million and $1.4 million during the nine months ended September 30, 2014 and 2013, respectively.

Note 15. Employee benefit plans

We maintain a deferred savings plan covering substantially all of our employees that qualify under Section 401(k) of the United States Internal Revenue Code. Our deferred savings plan has an employer matching contribution of 100% of the first 3% and 50% of the next 2% of an employee’s eligible earnings, which vests immediately. We paid employer contributions of approximately $1.9 million, $1.7 million and $1.6 million, respectively, during the years ended December 31, 2013, 2012 and 2011, respectively.